Litigation	9 Months Ended
Sep. 30, 2012
Litigation [Abstract]
Litigation

15. Litigation

From time to time, the Company may be subject to various legal proceedings and claims that arise in the ordinary course of its business. Although the results of litigation and claims cannot be predicted with certainty, the Company does not believe it is a party to any litigation the outcome of which, if determined adversely, would individually or in the aggregate be reasonably expected to have a material adverse effect on its business.